Critical Accounting Estimates and Judgments (Details) € in Thousands, $ in Thousands	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 61,830	€ 64,739
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 61,210	€ 64,739	€ 2,047	$ 2,429